OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER INVESTMENTS [Abstract]
Schedule of Other Investments
	At December 31,
	2012	2013
Unlisted securities at cost	$22,859	$22,883
Less: other-than-temporary impairment losses recognized (note 17)	(6,554)	(7,235)
	$16,305	$15,648